Statements of Operations and Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Premiums (net of reinsurance ceded of $30,271, $30,578 and $29,907)	$ 43,806	$ 45,087	$ 47,659
Contract charges (net of reinsurance ceded of $28,097, $29,092 and $25,999)	54,845	52,063	51,834
Net investment income	356,269	368,695	372,395
Realized capital gains and losses:
Total other-than-temporary impairment losses	(21,804)	(45,075)	(52,207)
Portion of loss recognized in other comprehensive income	2,226	2,479	1,131
Net other-than-temporary impairment losses recognized in earnings	(19,578)	(42,596)	(51,076)
Sales and other realized capital gains and losses	62,485	(3,253)	196,544
Total realized capital gains and losses	42,907	(45,849)	145,468
Total Revenues	497,827	419,996	617,356
Costs and expenses
Contract benefits (net of reinsurance ceded of $24,285, $25,524 and $5,510)	184,166	182,786	170,075
Interest credited to contractholder funds (net of reinsurance ceded of $6,855, $8,457 and $8,757)	154,447	168,085	201,549
Amortization of deferred policy acquisition costs	12,091	16,437	148,450
Operating costs and expenses	35,821	36,540	41,183
Total costs and expenses	386,525	403,848	561,257
Income from operations before income tax expense	111,302	16,148	56,099
Income tax expense	39,137	5,851	19,729
Net income	72,165	10,297	36,370
Other comprehensive income, after-tax
Change in unrealized net capital gains and losses	51,803	109,160	153,340
Change in unrealized foreign currency translation adjustments	(170)
Other comprehensive income, after-tax	51,633	109,160	153,340
Comprehensive income	$ 123,798	$ 119,457	$ 189,710